SECURITIES ACT OF 1933 FILE NO.: 33-56094
                                       SECURITIES ACT OF 1940 FILE NO.: 811-7428


                           ING GLOBAL TECHNOLOGY FUND

                         SUPPLEMENT DATED APRIL 28, 2003
         TO THE INTERNATIONAL EQUITY AND GLOBAL EQUITY FUNDS PROSPECTUS
                                   FOR CLASS I
                     AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2003


     On April 17, 2003, the shareholders of ING Global Technology Fund approved the merger and reorganization with and into the ING Technology Fund. The reorganization was completed on April 26, 2003. Accordingly, the ING Global Technology Fund is no longer offering its shares. All references to the ING Global Technology Fund in the Prospectus and SAI are hereby deleted.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE